                                                                                                            September 3, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

            Re:       Dreyfus Premier GNMA Fund, Inc. (the “Registrant”)

                         -Dreyfus GNMA Fund

                         File No.: 811-4215; 2-95553

Dear Sir/Madam:

            Transmitted for filing is Form N-CSR/A for the above-referenced Registrant for the annual period ended April 30, 2015. This Form N-CSR/A filing reflects an amendment to the annual report for Dreyfus GNMA Fund, a series of the Registrant, which was part of the Form N-CSR filing transmitted on August 31, 2015 (0000762156-15-000012).

            Please direct any questions or comments to the attention of the undersigned at 212-922-6838.

                                                                                                Very truly yours,

                                                                                                /s/ Loretta Johnston

                                                                                                Loretta Johnston

                                                                                                Supervisory Paralegal

LJ/

Enclosure